Income Taxes	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes

The provisions for income taxes consisted of the following for the years ended September 30:

	2011	2010	2009
Currently payable:
United States - Federal	$34.0	$67.0	$91.7
State	4.6	8.4	8.6
Foreign	79.8	66.3	55.4
Total current	118.4	141.7	155.7
Deferred:
United States - Federal	36.4	(7.8)	(12.5)
State	2.4	(0.3)	(0.5)
Foreign	(12.4)	6.8	4.8
Total deferred	26.4	(1.3)	(8.2)
Provision for income taxes	$144.8	$140.4	$147.5

The source of pre-tax earnings was:

	2011	2010	2009
United States	$191.6	$225.5	$197.3
Foreign	214.4	317.9	248.0
Pre-tax earnings	$406.0	$543.4	$445.3

A reconciliation of income taxes with the amounts computed at the statutory federal rate follows:

	2011		2010		2009
Computed tax at federal statutory rate	$142.1	35.0%	$190.2	35.0%	$155.9	35.0%
State income taxes, net of federal tax benefit	4.5	1.1	5.3	1.0	5.1	1.1
Foreign tax less than the federal rate	(15.9)	(3.9)	(38.9)	(7.2)	(28.9)	(6.5)
Tax benefits - special foreign dividend	—	—	(23.5)	(4.3)	—	—
Adjustments to prior years' tax accruals	(1.7)	(0.4)	(6.1)	(1.1)	1.5	1.0
Other taxes including repatriation of foreign earnings	15.3	3.8	11.0	2.0	10.4	1.7
Nontaxable share option	0.2	—	(0.2)	(0.1)	1.1	0.2
Other, net	0.3	0.1	2.6	0.5	2.4	0.6
Total	$144.8	35.7%	$140.4	25.8%	$147.5	33.1%

Adjustments were recorded in each of the three years to revise previously recorded tax accruals to reflect refinement of tax attribute estimates to amounts in filed returns and settlement of tax audits and other tax adjustments in a number of jurisdictions. Such adjustments decreased the income tax provision by $1.7 and $6.1 in fiscal 2011 and 2010, respectively, and increased income tax provision by $1.5 in fiscal 2009.

The deferred tax assets and deferred tax liabilities recorded on the balance sheet as of September 30 for the years indicated are as follows and include current and noncurrent amounts:

	2011	2010
Deferred tax liabilities:
Depreciation and property differences	$(112.9)	$(100.8)
Intangible assets	(566.7)	(534.3)
Other tax liabilities	(6.6)	(17.4)
Gross deferred tax liabilities	(686.2)	(652.5)
Deferred tax assets:
Accrued liabilities	108.1	125.6
Deferred and stock-related compensation	88.7	71.2
Tax loss carryforwards and tax credits	23.1	23.5
Intangible assets	22.1	27.1
Postretirement benefits other than pensions	15.5	7.4
Pension plans	142.1	83.0
Inventory differences	28.5	26.3
Other tax assets	6.1	10.4
Gross deferred tax assets	434.2	374.5
Valuation allowance	(12.6)	(11.0)
Net deferred tax liabilities	$(264.6)	$(289.0)

There were no material tax loss carryforwards that expired in fiscal 2011. Future expirations of tax loss carryforwards and tax credits, if not utilized, are not material from 2012 through 2015, and thereafter or no expiration, $22.5. The valuation allowance is attributed to tax loss carryforwards and tax credits outside the U.S.

We regularly repatriate a portion of current year earnings from select non U.S. subsidiaries. Generally, these non-U.S. subsidiaries are in tax jurisdictions with effective tax rates that do not result in materially higher U.S. tax provisions related to the repatriated earnings. No provision is made for additional taxes on undistributed earnings of foreign affiliates that are intended and planned to be indefinitely invested in the affiliate. We intend to, and have plans to, reinvest these earnings indefinitely in our foreign subsidiaries to fund local operations, fund pension and other post retirement obligations and fund capital projects. At September 30, 2011, approximately $980 of foreign subsidiary retained earnings was considered indefinitely invested in those businesses. U.S. income taxes have not been provided for such earnings. It is not practicable to determine the amount of unrecognized deferred tax liabilities associated with such earnings.

Unrecognized tax benefits activity for the years ended September 30, 2011 and 2010 are summarized below:

	2011	2010
Unrecognized tax benefits, beginning of year	$48.7	$46.9
Additions based on current year tax positions and acquisitions	8.1	5.0
Reductions for prior year tax positions	(0.7)	(1.4)
Settlements with taxing authorities/statute expirations	(14.9)	(1.8)
Unrecognized tax benefits, end of year	41.2	48.7

Included in the unrecognized tax benefits noted above are $35.5 of uncertain tax positions that would affect the Company’s effective tax rate, if recognized. The Company does not expect any significant increases or decreases to their unrecognized tax benefits within twelve months of this reporting date. In the Consolidated Balance Sheets, unrecognized tax benefits are classified as Other liabilities (non-current) to the extent that payment is not anticipated within one year.

The Company classifies accrued interest and penalties related to unrecognized tax benefits in the income tax provision. The Company accrued approximately $7.6 of interest and $2.8 of penalties at September 30, 2011 and $7.0 of interest and $0.7 of penalties at September 30, 2010. Interest was computed on the difference between the tax position recognized in accordance with GAAP and the amount previously taken or expected to be taken in the Company’s tax returns.

The Company files income tax returns in the U.S. federal jurisdiction, various cities and states, and more than 50 foreign jurisdictions where the Company has operations. U.S. federal income tax returns for tax years ended September 30, 2005 and after remain subject to examination by the Internal Revenue Service. With few exceptions, the Company is no longer subject to state and local income tax examinations for years before September 30, 2003. The status of international income tax examinations varies by jurisdiction. The Company does not anticipate any material adjustments to its financial statements resulting from tax examinations currently in progress.